Goodwill and Other Acquired Intangible Assets - Future Amortization Expense (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2013
Finite-Lived Intangible Assets, Net, Amortization Expense, Fiscal Year Maturity [Abstract]
2014	$ 238.4
2015	222.5
2016	215.5
2017	201.1
2018	$ 192.9